PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,922	$ 1,884
Less: accumulated depreciation	1,181	975
Property and equipment, net	741	909
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	779	760
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	535	520
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 608	$ 604